UNIVERSAL ANNUITY

ANNUAL REPORT
DECEMBER 31, 1996

                     THE TRAVELERS FUND U
                     FOR VARIABLE ANNUITIES

[TRAVELERSLIFE LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

ASSETS:
 Investments in eligible funds at market value:
  Travelers Variable Products Funds, 23,141,782 shares (cost $383,083,038)............... $     443,580,690
  Templeton Variable Products Series Fund, 24,508,804 shares (cost $418,900,507).........       529,722,486
  Fidelity's Variable Insurance Products Fund, 37,981,685 shares (cost $732,078,690).....       911,426,163
  Fidelity's Variable Insurance Products Fund II, 23,228,578 shares (cost $336,967,765)..       393,259,823
  Dreyfus Stock Index Fund, 6,013,653 shares (cost $98,881,452)..........................       121,956,881
  American Odyssey Funds, Inc., 70,273,539 shares (cost $817,264,309)....................       905,331,016
  Travelers Series Fund Inc., 3,348,624 shares (cost $45,037,486)........................        48,124,784
                                                                                          -----------------
    Total Investments (cost $2,832,213,247)..............................................                    $3,353,401,843

 RECEIVABLES:
  Dividends..............................................................................                        84,579,629
  Purchase payments and transfers from other Travelers accounts..........................                         4,854,734
 Other assets............................................................................                             6,674
                                                                                                             --------------

    Total Assets.........................................................................                     3,442,842,880
                                                                                                             --------------

LIABILITIES:
 Payable for contract surrenders and transfers to other Travelers accounts...............                         3,237,415
 Accrued liabilities.....................................................................                           482,676
                                                                                                             --------------

    Total Liabilities....................................................................                         3,720,091
                                                                                                             --------------

NET ASSETS:                                                                                                  $3,439,122,789
                                                                                                             ==============

                       See Notes to Financial Statements

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
 Dividends.................................................                     $  215,764,991

EXPENSES:
 Insurance charges.........................................                         36,953,737
                                                                                --------------

   Net investment income...................................                        178,811,254
                                                                                --------------
REALIZED GAIN AND CHANGE IN UNREALIZED GAIN ON
    INVESTMENTS:
 Realized gain from investment transactions:
  Proceeds from investments sold...........................      $ 231,887,981
  Cost of investments sold.................................        183,031,972
                                                                   -----------

   Net realized gain.......................................                         48,856,009

 Change in unrealized gain on investments:
  Unrealized gain at December 31, 1995.....................        374,401,124
  Unrealized gain at December 31, 1996.....................        521,188,596
                                                                   -----------

   Net change in unrealized gain for the year..............                        146,787,472
                                                                                --------------

    Net realized gain and change in unrealized gain........                        195,643,481
                                                                                --------------

 Net increase in net assets resulting from operations......                     $  374,454,735
                                                                                ==============

                       See Notes to Financial Statements

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995


                                                                                                     1996              1995
                                                                                                     ----              ----
OPERATIONS:
 Net investment income..................................................................     $      178,811,254   $    44,075,346
 Net realized gain from investment transactions.........................................             48,856,009        20,808,441
 Net change in unrealized gain (loss) on investments....................................            146,787,472       383,077,143
                                                                                             ------------------   ---------------

  Net increase in net assets resulting from operations..................................            374,454,735       447,960,930
                                                                                             ------------------   ---------------
UNIT TRANSACTIONS:
 Participant premium payments
  (applicable to 414,155,184 and 337,352,334 units, respectively).......................            651,103,231       452,028,311
 Participant transfers from other Travelers accounts
  (applicable to 405,484,901 and 304,664,477 units, respectively).......................            642,203,572       412,659,453
 Administrative and asset allocation charges
  (applicable to 9,168,469 and 7,055,084 units, respectively)...........................            (13,265,920)       (9,143,467)
 Contract surrenders
  (applicable to 111,350,118 and 61,767,394 units, respectively)........................           (177,909,388)      (88,487,237)
 Participant transfers to other Travelers accounts
  (applicable to 337,562,426 and 244,445,899 units, respectively).......................           (532,180,418)     (339,344,437)
 Other payments to participants
  (applicable to 2,743,276 and 2,572,549 units, respectively)...........................             (4,497,399)       (3,565,280)
                                                                                             ------------------   ---------------

   Net increase in net assets resulting from unit transactions..........................            565,453,678       424,147,343
                                                                                             ------------------   ---------------

    Net increase in net assets..........................................................            939,908,413       872,108,273

NET ASSETS:
 Beginning of year......................................................................          2,499,214,376     1,627,106,103
                                                                                             ------------------   ---------------

 End of year............................................................................     $    3,439,122,789   $ 2,499,214,376
                                                                                             ==================   ===============





                     See Notes to Financial Statements
                                      -3-

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Fund U for Variable Annuities ("Fund U") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund U is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    Participant purchase payments applied to Fund U are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1996, the eligible funds available under Fund U are: Managed Assets Trust; High Yield Bond Trust; Capital Appreciation Fund; U.S. Government Securities Portfolio, Social Awareness Stock Portfolio and Utilities Portfolio of The Travelers Series Trust; American Odyssey Core Equity Fund, American Odyssey Emerging Opportunities Fund, American Odyssey International Equity Fund, American Odyssey Long-Term Bond Fund, American Odyssey Intermediate-Term Bond Fund and American Odyssey Short-Term Bond Fund of American Odyssey Funds, Inc.; Alliance Growth Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Putnam Diversified Income Portfolio and MFS Total Return Portfolio of Travelers Series Fund Inc. (formerly Smith Barney/Travelers Series Fund Inc.) (all of which are managed by affiliates of The Travelers); Templeton Bond Fund, Templeton Stock Fund and Templeton Asset Allocation Fund of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; and Dreyfus Stock Index Fund. All of the funds are Massachusetts business trusts, except for American Odyssey Funds, Inc., Dreyfus Stock Index Fund and Travelers Series Fund Inc. which are incorporated under Maryland law.

    Effective May 1, 1996, G.T. Global Strategic Income Portfolio of Travelers Series Fund Inc. was no longer available to new contract owners under Fund U.

    The following is a summary of significant accounting policies consistently followed by Fund U in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    FEDERAL INCOME TAXES. The operations of Fund U form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal
    Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund U. Fund U is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

2.  INVESTMENTS

    Purchases and sales of investments aggregated $927,876,434 and $231,887,981 respectively, for the year ended December 31, 1996. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $2,832,213,247 at December 31, 1996. Gross unrealized appreciation for all investments at December 31, 1996 was $526,818,075. Gross unrealized depreciation for all investments at December 31, 1996 was $5,629,479.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. These charges are equivalent to 1.25% of the average net assets of Fund U on an annual basis. Additionally, for certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

    Participants in American Odyssey Funds, Inc. (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of The Travelers.
    Under this arrangement, Copeland provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 1.50% of the participant's assets in the Funds. These fees totaled $8,243,048 and $5,306,354, for the years ended December 31, 1996 and 1995, respectively.

    No sales charge is deducted from participant purchase payments when they are received. However, The Travelers assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments include $1,952,467 and $1,392,135 of contingent deferred sales charges for the years ended December 31, 1996 and 1995, respectively.

4.  NET ASSETS HELD BY AFFILIATE

    Approximately $16,836,000 and $5,373,000 of the net assets of Fund U were held on behalf of an affiliate of The Travelers as of December 31, 1996 and 1995, respectively. Transactions with this affiliate during the years ended December 31, 1996 and 1995, comprised participant purchase payments of approximately $12,908,000 and $1,355,000 and contract surrenders of approximately $2,570,000 and $1,883,000, respectively.

5.  NET CONTRACT OWNERS' EQUITY

                                                                                DECEMBER 31, 1996
                                                           ----------------------------------------------------------------
                                                             ACCUMULATION       ANNUITY         UNIT           NET
                                                                 UNITS           UNITS          VALUE         ASSETS
                                                                 -----           -----          -----         ------
Travelers Variable Products Funds
     Managed Assets Trust
       Qualified..........................................      55,054,987        97,484   $      3.105   $   171,244,299
       Non-Qualified......................................       4,631,923        52,519          3.342        15,655,504
     High Yield Bond Trust
       Qualified..........................................       5,311,906             -          2.833        15,049,344
       Non-Qualified......................................         656,597        10,528          2.863         1,909,698
     Capital Appreciation Fund
       Qualified..........................................      64,294,087        19,874          3.034       195,112,190
       Non-Qualified......................................       7,827,908        52,834          3.146        24,794,513
     U.S. Government Securities Portfolio.................      19,047,713         6,716          1.323        25,214,195
     Social Awareness Stock Portfolio.....................       6,355,111             -          1.731        10,999,128
     Utilities Portfolio..................................      13,258,249             -          1.363        18,065,325

Templeton Variable Products Series Fund
     Templeton Bond Fund..................................      10,251,711         8,541          1.351        13,858,008
     Templeton Stock Fund.................................     154,535,095        79,059          2.001       309,361,607
     Templeton Asset Allocation Fund......................     113,724,645        84,342          1.815       206,543,128

Fidelity's Variable Insurance Products Fund
     High Income Portfolio................................      40,245,868        62,744          1.766        71,171,111
     Growth Portfolio.....................................     274,815,076        76,990          1.805       496,228,890
     Equity-Income Portfolio..............................     205,346,961       289,049          1.674       344,274,610

Fidelity's Variable Insurance Products Fund II
     Asset Manager Portfolio..............................     248,852,187       197,419          1.577       392,828,875

Dreyfus Stock Index Fund..................................      66,032,397        65,448          1.870       123,623,039

American Odyssey Funds, Inc.
     American Odyssey Core Equity Fund....................     170,552,375             -          1.647       280,907,471
     American Odyssey Emerging Opportunities Fund.........     122,868,651         8,748          1.460       179,354,629
     American Odyssey International Equity Fund...........     121,895,846             -          1.534       186,962,205
     American Odyssey Long-Term Bond Fund.................     137,075,188             -          1.221       167,432,442
     American Odyssey Intermediate-Term Bond Fund.........      78,210,833             -          1.157        90,528,712
     American Odyssey Short-Term Bond Fund................      44,076,761             -          1.129        49,761,929

Travelers Series Fund Inc.
     Alliance Growth Portfolio............................      10,805,587         2,974          1.640        17,726,518
     G.T. Global Strategic Income Portfolio...............         242,281             -          1.402           339,703
     Smith Barney High Income Portfolio...................         552,595             -          1.256           693,824
     Smith Barney International Equity Portfolio..........       5,777,413             -          1.321         7,633,086
     Smith Barney Income and Growth Portfolio.............       6,112,646        20,722          1.474         9,038,911
     Putnam Diversified Income Portfolio..................       2,374,774             -          1.206         2,863,491
     MFS Total Return Portfolio...........................       7,302,057             -          1.362         9,946,404
                                                                                                          ---------------
Net Contract Owners' Equity.............................................................................  $ 3,439,122,789
                                                                                                          ===============

6.  STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                           NO. OF              MARKET
                                                                             SHARES              VALUE
                                                                      ---------------     -----------------
 TRAVELERS VARIABLE PRODUCTS FUNDS (13.2%)
  Managed Assets Trust (Cost $151,988,009)                                 11,555,065     $     173,094,873
  High Yield Bond Trust (Cost $15,607,468)                                  1,803,603            15,312,586
  Capital Appreciation Fund (Cost $166,029,880)                             5,559,715           204,152,724
  U.S. Government Securities Portfolio (Cost $24,195,562)                   2,190,156            23,785,096
  Social Awareness Stock Portfolio (Cost $9,098,086)                          674,909            10,636,565
  Utilities Portfolio (Cost $16,164,033)                                    1,358,334            16,598,846
                                                                      ---------------     -----------------
   Total (Cost $383,083,038)                                               23,141,782           443,580,690
                                                                      ---------------     -----------------

 TEMPLETON VARIABLE PRODUCTS SERIES FUND (15.8%)
  Templeton Bond Fund (Cost $13,416,853)                                    1,190,975            13,851,038
  Templeton Stock Fund (Cost $245,610,028)                                 13,517,560           309,281,783
  Templeton Asset Allocation Fund (Cost $159,873,626)                       9,800,269           206,589,665
                                                                      ---------------     -----------------
   Total (Cost $418,900,507)                                               24,508,804           529,722,486
                                                                      ---------------     -----------------

 FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (27.2%)
  High Income Portfolio (Cost $64,330,977)                                  5,685,453            71,181,875
  Growth Portfolio (Cost $386,678,798)                                     15,930,220           496,067,065
  Equity-Income Portfolio (Cost $281,068,915)                              16,366,012           344,177,223
                                                                      ---------------     -----------------
   Total (Cost $732,078,690)                                               37,981,685           911,426,163
                                                                      ---------------     -----------------

 FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (11.7%)
  Asset Manager Portfolio (Cost $336,967,765)
   Total (Cost $336,967,765)                                               23,228,578           393,259,823
                                                                      ---------------     -----------------

 DREYFUS STOCK INDEX FUND (3.6%)
   Total (Cost $98,881,452)                                                 6,013,653           121,956,881
                                                                      ---------------     -----------------

 AMERICAN ODYSSEY FUNDS, INC. (27.0%)
  American Odyssey Core Equity Fund (Cost $203,298,730)                    17,110,891           265,047,699
  American Odyssey Emerging Opportunities Fund (Cost $168,076,521)         12,314,873           165,265,599
  American Odyssey International Equity Fund (Cost $150,995,868)           12,083,414           182,217,884
  American Odyssey Long-Term Bond Fund (Cost $160,450,800)                 15,685,888           159,211,768
  American Odyssey Intermediate-Term Bond Fund (Cost $86,081,399)           8,387,515            85,552,652
  American Odyssey Short-Term Bond Fund (Cost $48,360,991)                  4,690,958            48,035,414
                                                                      ---------------     -----------------
   Total (Cost $817,264,309)                                               70,273,539           905,331,016
                                                                      ---------------     -----------------

 TRAVELERS SERIES FUND INC. (1.5%)
  Alliance Growth Portfolio (Cost $16,015,439)                              1,047,211            17,572,197
  G.T. Global Strategic Income Portfolio (Cost $356,566)                       28,512               338,718
  Smith Barney High Income Portfolio (Cost $793,542)                           66,853               791,537
  Smith Barney International Equity Portfolio (Cost $7,356,114)               604,172             7,588,400
  Smith Barney Income and Growth Portfolio (Cost $8,454,988)                  599,218             9,024,216
  Putnam Diversified Income Portfolio (Cost $2,850,588)                       247,049             2,858,351
  MFS Total Return Portfolio (Cost $9,210,249)                                755,609             9,951,365
                                                                      ---------------     -----------------
   Total (Cost $45,037,486)                                                 3,348,624            48,124,784
                                                                      ---------------     -----------------

TOTAL INVESTMENT OPTIONS (100%)
 (COST $2,832,213,247)                                                                    $   3,353,401,843
                                                                                          =================

7.  SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995


                                                                    MANAGED ASSETS TRUST          HIGH YIELD BOND TRUST
                                                                ----------------------------   ---------------------------
                                                                      1996          1995             1996           1995
                                                                      ----          ----             ----           ----
INVESTMENT INCOME:
Dividends.....................................................  $  27,954,200   $  7,184,513   $  2,919,012   $    941,371
                                                                -------------   ------------   ------------   ------------
EXPENSES:
Insurance charges.............................................      2,202,996      1,930,851        181,420        153,284
                                                                -------------   ------------   ------------   ------------
      Net investment income (loss)............................     25,751,204      5,253,662      2,737,592        788,087
                                                                -------------   ------------   ------------   ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold............................     12,832,936     11,838,891      2,894,773      2,341,036
    Cost of investments sold..................................      8,871,286      9,792,813      2,809,988      2,295,750
                                                                -------------   ------------   ------------   ------------

      Net realized gain (loss)................................      3,961,650      2,046,078         84,785         45,286
                                                                -------------   ------------   ------------   ------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year..................     30,109,740      2,677,803        567,770       (190,385)
    Unrealized gain (loss) end of year........................     21,106,864     30,109,740       (294,882)       567,770
                                                                -------------   ------------   ------------   ------------

      Net change in unrealized gain (loss) for the year.......     (9,002,876)    27,431,937       (862,652)       758,155
                                                                -------------   ------------   ------------   ------------

Net increase (decrease) in net assets
      resulting from operations...............................     20,709,978     34,731,677      1,959,725      1,591,528
                                                                -------------   ------------   ------------   ------------



UNIT TRANSACTIONS:
Participant purchase payments.................................     15,980,014     12,725,731      1,850,766      1,152,461
Participant transfers from other Travelers accounts...........      4,619,779      4,507,153      5,594,597      1,788,890
Administrative and asset allocation charges...................       (206,854)      (219,268)       (18,805)       (18,625)
Contract surrenders...........................................    (10,950,759)   (10,393,810)    (1,114,404)    (1,033,566)
Participant transfers to other Travelers accounts.............    (12,961,561)   (10,950,505)    (3,785,886)    (2,329,135)
Other payments to participants................................       (351,162)      (200,724)      (149,278)       (11,747)
                                                                -------------   ------------   ------------   ------------

    Net increase (decrease) in net assets resulting
      from unit transactions..................................     (3,870,543)    (4,531,423)     2,376,990       (451,722)
                                                                -------------   ------------   ------------   ------------

      Net increase (decrease) in net assets...................     16,839,435     30,200,254      4,336,715      1,139,806



Net Assets:
    Beginning of year.........................................    170,060,368    139,860,114     12,622,327     11,482,521
                                                                -------------   ------------   ------------   ------------

    End of year...............................................  $ 186,899,803  $ 170,060,368   $ 16,959,042   $ 12,622,327
                                                                =============  =============   ============   ============




                                                                  CAPITAL APPRECIATION FUND
                                                                -----------------------------
                                                                     1996            1995
                                                                     ----            ----
INVESTMENT INCOME:
Dividends.....................................................  $  24,372,149    $    538,024
                                                                -------------   -------------
EXPENSES:
Insurance charges.............................................      2,070,864       1,245,525
                                                                -------------   -------------
      Net investment income (loss)............................     22,301,285        (707,501)
                                                                -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold............................     10,128,794      13,097,985
    Cost of investments sold..................................      6,771,613       9,274,345
                                                                -------------   -------------

      Net realized gain (loss)................................      3,357,181       3,823,640
                                                                -------------   -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year..................     26,739,948       1,236,789
    Unrealized gain (loss) end of year........................     38,122,844      26,739,948
                                                                -------------   -------------

      Net change in unrealized gain (loss) for the year.......     11,382,896      25,503,159
                                                                -------------   -------------

Net increase (decrease) in net assets
      resulting from operations...............................     37,041,362      28,619,298
                                                                -------------   -------------



UNIT TRANSACTIONS:
Participant purchase payments.................................     37,351,082      17,519,986
Participant transfers from other Travelers accounts...........     75,856,393      29,112,536
Administrative and asset allocation charges...................       (236,896)       (160,042)
Contract surrenders...........................................     (8,658,569)     (3,638,067)
Participant transfers to other Travelers accounts.............    (42,532,367)    (28,049,805)
Other payments to participants................................       (202,959)       (222,415)
                                                                -------------   -------------

    Net increase (decrease) in net assets resulting
      from unit transactions..................................     61,576,684      14,562,193
                                                                -------------   -------------

      Net increase (decrease) in net assets...................     98,618,046      43,181,491



Net Assets:
    Beginning of year.........................................    121,288,657      78,107,166
                                                                -------------   -------------

    End of year...............................................  $ 219,906,703   $ 121,288,657
                                                                =============   =============

                                                                    U.S. GOVERNMENT                SOCIAL AWARENESS
                                                                  SECURITIES PORTFOLIO             STOCK PORTFOLIO
                                                               ---------------------------   ---------------------------
                                                                     1996          1995           1996           1995
                                                                     ----          ----           ----           ----
INVESTMENT INCOME:
Dividends..................................................... $  3,901,076   $  1,398,521   $    757,032   $    119,821
                                                               ------------   ------------   ------------   ------------
EXPENSES:
Insurance charges.............................................      329,950        325,837        111,545         74,063
                                                               ------------   ------------   ------------   ------------
      Net investment income (loss)............................    3,571,126      1,072,684        645,487         45,758
                                                               ------------   ------------   ------------   ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold............................    9,246,199      7,588,890      2,433,322      1,013,467
    Cost of investments sold..................................    9,753,525      7,393,404      1,884,337        808,197
                                                               ------------   ------------   ------------   ------------

      Net realized gain (loss)................................     (507,326)       195,486        548,985        205,270
                                                               ------------   ------------   ------------   ------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year..................    2,746,779     (1,427,050)     1,248,264        (63,248)
    Unrealized gain (loss) end of year........................     (410,466)     2,746,779      1,538,479      1,248,264
                                                               ------------   ------------   ------------   ------------

      Net change in unrealized gain (loss) for the year.......   (3,157,245)     4,173,829        290,215      1,311,512
                                                               ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
      resulting from operations...............................      (93,445)     5,441,999      1,484,687      1,562,540
                                                               ------------   ------------   ------------   ------------



UNIT TRANSACTIONS:
Participant purchase payments.................................    3,312,661      1,592,087      2,775,977      1,519,956
Participant transfers from other Travelers accounts...........    6,741,836      5,497,597      3,309,505      1,501,420
Administrative and asset allocation charges...................      (28,786)       (31,716)       (20,122)       (12,158)
Contract surrenders...........................................   (2,212,259)    (1,864,732)    (1,885,418)       (79,490)
Participant transfers to other Travelers accounts.............  (10,663,436)    (6,668,246)    (1,737,042)    (1,298,335)
Other payments to participants................................      (26,833)      (180,911)             -         (2,013)
                                                               ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets resulting
      from unit transactions..................................   (2,876,817)    (1,655,921)     2,442,900      1,629,380
                                                               ------------   ------------   ------------   ------------

      Net increase (decrease) in net assets...................   (2,970,262)     3,786,078      3,927,587      3,191,920



Net Assets:
    Beginning of year.........................................   28,184,457     24,398,379      7,071,541      3,879,621
                                                               ------------   ------------   ------------   ------------

    End of year............................................... $ 25,214,195   $ 28,184,457   $ 10,999,128   $  7,071,541
                                                               ============   ============   ============   ============




                                                                    UTILITIES PORTFOLIO            TEMPLETON BOND FUND
                                                                ----------------------------   ----------------------------
                                                                      1996            1995           1996          1995
                                                                      ----            ----           ----          ----
INVESTMENT INCOME:
Dividends.....................................................  $  2,067,241    $    150,434   $  1,360,095   $     554,133
                                                                ------------    ------------   ------------   -------------
EXPENSES:
Insurance charges.............................................       216,033         130,215        163,191         153,608
                                                                ------------    ------------   ------------   -------------
      Net investment income (loss)............................     1,851,208          20,219      1,196,904         400,525
                                                                ------------    ------------   ------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold............................     5,883,901       2,361,428      2,178,436       1,764,933
    Cost of investments sold..................................     4,727,491       2,102,248      2,319,495       1,785,361
                                                                ------------    ------------   ------------   -------------

      Net realized gain (loss)................................     1,156,410         259,180       (141,059)        (20,428)
                                                                ------------    ------------   ------------   -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year..................     2,392,412          52,210        467,625        (698,498)
    Unrealized gain (loss) end of year........................       434,813       2,392,412        434,185         467,625
                                                                ------------    ------------   ------------   -------------

      Net change in unrealized gain (loss) for the year.......    (1,957,599)      2,340,202        (33,440)      1,166,123
                                                                ------------    ------------   ------------   -------------

Net increase (decrease) in net assets
      resulting from operations...............................     1,050,019       2,619,601      1,022,405       1,546,220
                                                                ------------    ------------   ------------   -------------



UNIT TRANSACTIONS:
Participant purchase payments.................................     4,102,407       2,973,322      1,710,597       1,739,161
Participant transfers from other Travelers accounts...........     8,402,214       9,184,581      1,954,471       1,789,574
Administrative and asset allocation charges...................       (21,234)        (14,379)       (12,912)        (14,121)
Contract surrenders...........................................      (656,083)       (183,673)      (804,933)       (450,326)
Participant transfers to other Travelers accounts.............   (10,026,851)     (5,017,497)    (3,145,773)     (2,647,625)
Other payments to participants................................       (86,212)        (32,215)       (32,397)        (11,299)
                                                                ------------    ------------   ------------   -------------

    Net increase (decrease) in net assets resulting
      from unit transactions..................................     1,714,241       6,910,139       (330,947)        405,364
                                                                ------------    ------------   ------------   -------------

      Net increase (decrease) in net assets...................     2,764,260       9,529,740        691,458       1,951,584



Net Assets:
    Beginning of year.........................................    15,301,065       5,771,325     13,166,550      11,214,966
                                                                ------------    ------------   ------------   -------------

    End of year...............................................  $ 18,065,325    $ 15,301,065   $ 13,858,008   $  13,166,550
                                                                ============    ============   ============   =============

7.  SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995 (CONTINUED)

                                                                                                    TEMPLETON ASSET
                                                                  TEMPLETON STOCK FUND              ALLOCATION FUND
                                                             -----------------------------   -----------------------------
                                                                   1996            1995            1996            1995
                                                                   ----            ----            ----            ----
INVESTMENT INCOME:
Dividends................................................... $  22,552,572   $   2,523,957   $   9,092,507   $   3,447,327
                                                             -------------   -------------   -------------   -------------

EXPENSES:
Insurance charges...........................................     3,148,933       2,112,407       2,290,727       1,847,180
                                                             -------------   -------------   -------------   -------------
      Net investment income (loss)..........................    19,403,639         411,550       6,801,780       1,600,147
                                                             -------------   -------------   -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold..........................     5,605,956       4,184,428       8,429,607       8,767,048
    Cost of investments sold................................     3,592,013       2,939,726       5,857,719       7,005,322
                                                             -------------   -------------   -------------   -------------

      Net realized gain (loss)..............................     2,013,943       1,244,702       2,571,888       1,761,726
                                                             -------------   -------------   -------------   -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year................    36,051,204       2,277,411      26,284,798       1,519,117
    Unrealized gain (loss) end of year......................    63,671,755      36,051,204      46,716,039      26,284,798
                                                             -------------   -------------   -------------   -------------

      Net change in unrealized gain (loss) for the year....     27,620,551      33,773,793      20,431,241      24,765,681
                                                             -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
      resulting from operations.............................    49,038,133      35,430,045      29,804,909      28,127,554
                                                             -------------   -------------   -------------   -------------



UNIT TRANSACTIONS:
Participant purchase payments...............................    51,348,631      38,462,831      25,525,166      23,642,833
Participant transfers from other Travelers accounts.........    46,997,174      28,718,119      14,558,621       9,637,424
Administrative and asset allocation charges.................      (350,295)       (293,673)       (200,176)       (193,759)
Contract surrenders.........................................   (12,621,786)     (5,514,830)    (11,393,990)     (7,577,118)
Participant transfers to other Travelers accounts...........   (28,144,892)    (28,862,332)    (17,509,384)    (19,254,099)
Other payments to participants..............................      (396,825)       (203,056)       (386,932)       (330,255)
                                                             -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets resulting
      from unit transactions................................    56,832,007      32,307,059      10,593,305       5,925,026
                                                             -------------   -------------   -------------   -------------

      Net increase (decrease) in net assets.................   105,870,140      67,737,104      40,398,214      34,052,580



NET ASSETS:
    Beginning of year.......................................   203,491,467     135,754,363     166,144,914     132,092,334
                                                             -------------   -------------   -------------   -------------

    End of year............................................. $ 309,361,607   $ 203,491,467   $ 206,543,128   $ 166,144,914
                                                             =============   =============   =============   =============


                                                                   FIDELITY'S HIGH
                                                                   INCOME PORTFOLIO
                                                             ----------------------------
                                                                  1996            1995
                                                                  ----            ----
INVESTMENT INCOME:
Dividends................................................... $  4,685,541    $  2,457,673
                                                             ------------    ------------

EXPENSES:
Insurance charges...........................................      765,304         532,559
                                                             ------------    ------------
      Net investment income (loss)..........................    3,920,237       1,925,114
                                                             ------------    ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold..........................   11,271,440       4,968,874
    Cost of investments sold................................   11,299,150       4,751,441
                                                             ------------    ------------

      Net realized gain (loss)..............................      (27,710)        217,433
                                                             ------------    ------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year................    3,613,712      (1,388,217)
    Unrealized gain (loss) end of year......................    6,850,898       3,613,712
                                                             ------------    ------------

      Net change in unrealized gain (loss) for the year....     3,237,186       5,001,929
                                                             ------------    ------------

Net increase (decrease) in net assets
      resulting from operations.............................    7,129,713       7,144,476
                                                             ------------    ------------



UNIT TRANSACTIONS:
Participant purchase payments...............................   14,323,674      10,516,308
Participant transfers from other Travelers accounts.........   23,502,774      14,386,232
Administrative and asset allocation charges.................      (77,538)        (60,830)
Contract surrenders.........................................   (3,554,402)     (1,665,013)
Participant transfers to other Travelers accounts...........  (21,225,249)    (12,931,444)
Other payments to participants..............................      (94,323)       (201,683)
                                                             ------------    ------------

    Net increase (decrease) in net assets resulting
      from unit transactions................................   12,874,936      10,043,570
                                                             ------------    ------------

      Net increase (decrease) in net assets.................   20,004,649      17,188,046



NET ASSETS:
    Beginning of year.......................................   51,166,462      33,978,416
                                                             ------------    ------------

    End of year............................................. $ 71,171,111    $ 51,166,462
                                                             ============    ============

                                                                                                   FIDELITY'S EQUITY-
                                                              FIDELITY'S GROWTH PORTFOLIO           INCOME PORTFOLIO
                                                             -----------------------------   -----------------------------
                                                                   1996            1995            1996            1995
                                                                   ----            ----            ----            ----
INVESTMENT INCOME:
Dividends................................................... $  26,609,907   $   1,191,787   $  11,007,124   $   8,589,857
                                                             -------------   -------------   -------------   -------------

EXPENSES:
Insurance charges...........................................     5,494,318       3,684,287       3,650,704       1,935,998
                                                             -------------   -------------   -------------   -------------
      Net investment income (loss)..........................    21,115,589      (2,492,500)      7,356,420       6,653,859
                                                             -------------   -------------   -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold..........................    15,033,976       8,250,207       8,901,856       3,334,273
    Cost of investments sold................................     8,761,312       5,394,373       7,112,993       2,893,003
                                                             -------------   -------------   -------------   -------------

      Net realized gain (loss)..............................     6,272,664       2,855,834       1,788,863         441,270
                                                             -------------   -------------   -------------   -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year................    84,221,007       7,539,489      36,609,662         313,667
    Unrealized gain (loss) end of year......................   109,388,267      84,221,007      63,108,308      36,609,662
                                                             -------------   -------------   -------------   -------------

      Net change in unrealized gain (loss) for the year....     25,167,260      76,681,518      26,498,646      36,295,995
                                                             -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
      resulting from operations.............................    52,555,513      77,044,852      35,643,929      43,391,124
                                                             -------------   -------------   -------------   -------------



UNIT TRANSACTIONS:
Participant purchase payments...............................    98,813,647      68,178,034      80,531,063      51,490,745
Participant transfers from other Travelers accounts.........    77,877,606      70,935,405      65,473,564      77,738,161
Administrative and asset allocation charges.................      (756,932)       (562,812)       (507,452)       (299,927)
Contract surrenders.........................................   (28,271,491)    (14,480,130)    (17,465,306)     (4,785,609)
Participant transfers to other Travelers accounts...........   (68,957,439)    (45,533,842)    (46,894,521)    (27,115,781)
Other payments to participants..............................      (450,758)       (324,795)       (283,199)       (327,225)
                                                             -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets resulting
      from unit transactions................................    78,254,633      78,211,860      80,854,149      96,700,364
                                                             -------------   -------------   -------------   -------------

      Net increase (decrease) in net assets.................   130,810,146     155,256,712     116,498,078     140,091,488



NET ASSETS:
    Beginning of year.......................................   365,418,744     210,162,032     227,776,532      87,685,044
                                                             -------------   -------------   -------------   -------------

    End of year............................................. $ 496,228,890   $ 365,418,744   $ 344,274,610   $ 227,776,532
                                                             =============   =============   =============   =============


                                                                     FIDELITY'S ASSET
                                                                    MANAGER PORTFOLIO            DREYFUS STOCK INDEX FUND
                                                              -----------------------------   -----------------------------
                                                                    1996            1995            1996            1995
                                                                    ----            ----            ----            ----
INVESTMENT INCOME:
Dividends...................................................  $  24,249,566   $   7,188,187   $   3,928,238   $   1,629,405
                                                              -------------   -------------   -------------   -------------

EXPENSES:
Insurance charges...........................................      4,731,985       4,490,031       1,141,925         627,250
                                                              -------------   -------------   -------------   -------------
      Net investment income (loss)..........................     19,517,581       2,698,156       2,786,313       1,002,155
                                                              -------------   -------------   -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold..........................     43,154,403      31,499,795       4,411,866       2,234,634
    Cost of investments sold................................     36,465,300      27,445,980       3,662,881       2,199,090
                                                              -------------   -------------   -------------   -------------

      Net realized gain (loss)..............................      6,689,103       4,053,815         748,985          35,544
                                                              -------------   -------------   -------------   -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year................     35,524,654      (9,997,449)      8,941,622      (4,598,353)
    Unrealized gain (loss) end of year......................     56,292,058      35,524,654      23,075,429       8,941,622
                                                              -------------   -------------   -------------   -------------

      Net change in unrealized gain (loss) for the year....      20,767,404      45,522,103      14,133,807      13,539,975
                                                              -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
      resulting from operations.............................     46,974,088      52,274,074      17,669,105      14,577,674
                                                              -------------   -------------   -------------   -------------



UNIT TRANSACTIONS:
Participant purchase payments...............................     47,983,080      59,550,456      27,715,679      11,429,071
Participant transfers from other Travelers accounts.........     15,854,663      15,094,558      34,290,381      14,735,957
Administrative and asset allocation charges.................       (518,763)       (621,271)       (166,923)        (93,721)
Contract surrenders.........................................    (30,635,034)    (16,635,725)     (5,352,753)     (1,652,874)
Participant transfers to other Travelers accounts...........    (63,750,905)    (71,870,374)    (17,263,458)     (8,263,626)
Other payments to participants..............................       (761,969)       (920,794)       (110,049)        (47,582)
                                                              -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets resulting
      from unit transactions................................    (31,828,928)    (15,403,150)     39,112,877      16,107,225
                                                              -------------   -------------   -------------   -------------

      Net increase (decrease) in net assets.................     15,145,160      36,870,924      56,781,982      30,684,899



NET ASSETS:
    Beginning of year.......................................    377,683,715     340,812,791      66,841,057      36,156,158
                                                              -------------   -------------   -------------   -------------

    End of year.............................................  $ 392,828,875   $ 377,683,715   $ 123,623,039   $  66,841,057
                                                              =============   =============   =============   =============


7.  SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995 (CONTINUED)


                                                                                                     AMERICAN ODYSSEY
                                                                     AMERICAN ODYSSEY             EMERGING OPPORTUNITIES
                                                                     CORE EQUITY FUND                      FUND
                                                              -----------------------------   -----------------------------
                                                                   1996             1995            1996            1995
                                                                   ----             ----            ----            ----
INVESTMENT INCOME:
Dividends.................................................... $  15,730,732   $   8,238,273   $  13,878,014   $   6,411,590
                                                              -------------   -------------   -------------   -------------
EXPENSES:
Insurance charges............................................     2,901,469       1,766,994       2,363,467       1,561,867
                                                              -------------   -------------   -------------   -------------
      Net investment income (loss)...........................    12,829,263       6,471,279      11,514,547       4,849,723
                                                              -------------   -------------   -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold...........................    17,543,045       2,554,698      40,044,484       7,612,195
    Cost of investments sold.................................    12,076,602       1,929,933      27,095,237       4,943,095
                                                              -------------   -------------   -------------   -------------

      Net realized gain (loss)...............................     5,466,443         624,765      12,949,247       2,669,100
                                                              -------------   -------------   -------------   -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year.................    33,550,801      (2,790,941)     31,168,692       7,749,282
    Unrealized gain (loss) end of year.......................    61,748,969      33,550,801      (2,810,922)     31,168,692
                                                              -------------   -------------   -------------   -------------

      Net change in unrealized gain (loss) for the year.....     28,198,168      36,341,742     (33,979,614)     23,419,410
                                                              -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
      resulting from operations..............................    46,493,874      43,437,786      (9,515,820)     30,938,233
                                                              -------------   -------------   -------------   -------------



UNIT TRANSACTIONS:
Participant purchase payments................................    60,901,768      38,103,304      57,671,673      36,860,517
Participant transfers from other Travelers accounts..........    35,168,297      25,706,834      54,039,978      34,699,760
Administrative and asset allocation charges..................    (2,982,289)     (1,853,178)     (2,085,416)     (1,498,327)
Contract surrenders..........................................   (11,983,268)     (5,219,198)     (9,168,189)     (4,131,758)
Participant transfers to other Travelers accounts............   (32,355,405)    (13,084,927)    (69,756,650)    (24,587,291)
Other payments to participants...............................      (318,650)       (153,977)       (267,635)       (119,071)
                                                              -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets resulting
      from unit transactions.................................    48,430,453      43,498,858      30,433,761      41,223,830
                                                              -------------   -------------   -------------   -------------

      Net increase (decrease) in net assets..................    94,924,327      86,936,644      20,917,941      72,162,063



NET ASSETS:
    Beginning of year........................................   185,983,144      99,046,500     158,436,688      86,274,625
                                                              -------------   -------------   -------------   -------------

    End of year.............................................. $ 280,907,471   $ 185,983,144   $ 179,354,629   $ 158,436,688
                                                              =============   =============   =============   =============



                                                                      AMERICAN ODYSSEY
                                                                    INTERNATIONAL EQUITY
                                                                            FUND
                                                               -----------------------------
                                                                     1996            1995
                                                                     ----            ----
INVESTMENT INCOME:
Dividends....................................................  $   4,538,026   $     864,640
                                                               -------------   -------------
EXPENSES:
Insurance charges............................................      1,550,119         855,328
                                                               -------------   -------------
      Net investment income (loss)...........................      2,987,907           9,312
                                                               -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold...........................      1,656,337         798,713
    Cost of investments sold.................................      1,162,459         697,051
                                                               -------------   -------------

      Net realized gain (loss)...............................        493,878         101,662
                                                               -------------   -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year.................      9,163,943      (1,757,196)
    Unrealized gain (loss) end of year.......................     31,222,016       9,163,943
                                                               -------------   -------------

      Net change in unrealized gain (loss) for the year.....      22,058,073      10,921,139
                                                               -------------   -------------

Net increase (decrease) in net assets
      resulting from operations..............................     25,539,858      11,032,113
                                                               -------------   -------------



UNIT TRANSACTIONS:
Participant purchase payments................................     34,480,536      21,452,760
Participant transfers from other Travelers accounts..........     59,574,232      18,271,289
Administrative and asset allocation charges..................     (1,577,472)       (856,676)
Contract surrenders..........................................     (5,590,669)     (2,246,977)
Participant transfers to other Travelers accounts............    (15,004,067)     (9,015,509)
Other payments to participants...............................       (124,915)        (37,631)
                                                               -------------   -------------

    Net increase (decrease) in net assets resulting
      from unit transactions.................................     71,757,645      27,567,256
                                                               -------------   -------------

      Net increase (decrease) in net assets..................     97,297,503      38,599,369



NET ASSETS:
    Beginning of year........................................     89,664,702      51,065,333
                                                               -------------   -------------

    End of year..............................................  $ 186,962,205   $  89,664,702
                                                               =============   =============

                                                                                                      AMERICAN ODYSSEY
                                                                      AMERICAN ODYSSEY               INTERMEDIATE-TERM
                                                                    LONG-TERM BOND FUND                  BOND FUND
                                                               -----------------------------   -----------------------------
                                                                     1996            1995            1996            1995
                                                                     ----            ----            ----            ----
INVESTMENT INCOME:
Dividends....................................................  $   8,108,556   $  10,146,574   $   4,934,855   $   4,715,639
                                                               -------------   -------------   -------------   -------------
EXPENSES:
Insurance charges............................................      1,790,795       1,208,202       1,102,439         786,831
                                                               -------------   -------------   -------------   -------------
      Net investment income (loss)...........................      6,317,761       8,938,372       3,832,416       3,928,808
                                                               -------------   -------------   -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold...........................      1,884,305         472,042      11,330,595         398,026
    Cost of investments sold.................................      1,891,896         444,741      10,936,197         385,152
                                                               -------------   -------------   -------------   -------------

      Net realized gain (loss)...............................         (7,591)         27,301         394,398          12,874
                                                               -------------   -------------   -------------   -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year.................      3,345,434      (5,640,279)      1,159,603      (2,767,442)
    Unrealized gain (loss) end of year.......................     (1,239,032)      3,345,434        (528,747)      1,159,603
                                                               -------------   -------------   -------------   -------------

      Net change in unrealized gain (loss) for the year.....      (4,584,466)      8,985,713      (1,688,350)      3,927,045
                                                               -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
      resulting from operations..............................      1,725,704      17,951,386       2,538,464       7,868,727
                                                               -------------   -------------   -------------   -------------



UNIT TRANSACTIONS:
Participant purchase payments................................     41,094,788      27,882,120      21,980,548      16,057,224
Participant transfers from other Travelers accounts..........     28,020,989      18,946,902      15,338,356      13,190,448
Administrative and asset allocation charges..................     (1,961,471)     (1,299,849)     (1,103,958)       (789,474)
Contract surrenders..........................................     (6,849,650)     (3,350,110)     (5,124,477)     (2,469,286)
Participant transfers to other Travelers accounts............    (18,236,052)     (7,859,175)    (20,649,675)     (6,139,322)
Other payments to participants...............................       (133,220)       (107,392)       (124,864)        (83,945)
                                                               -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets resulting
      from unit transactions.................................     41,935,384      34,212,496      10,315,930      19,765,645
                                                               -------------   -------------   -------------   -------------

      Net increase (decrease) in net assets..................     43,661,088      52,163,882      12,854,394      27,634,372



NET ASSETS:
    Beginning of year........................................    123,771,354      71,607,472      77,674,318      50,039,946
                                                               -------------   -------------   -------------   -------------

    End of year..............................................  $ 167,432,442   $ 123,771,354   $  90,528,712    $ 77,674,318
                                                               =============   =============   =============   =============



                                                                       AMERICAN ODYSSEY
                                                                     SHORT-TERM BOND FUND         ALLIANCE GROWTH PORTFOLIO
                                                                -----------------------------   -----------------------------
                                                                      1996            1995            1996            1995
                                                                      ----            ----            ----            ----
INVESTMENT INCOME:
Dividends....................................................   $   1,722,808   $   1,279,091   $     643,699   $      87,142
                                                                -------------   -------------   -------------   -------------
EXPENSES:
Insurance charges............................................         400,364         279,815         113,551          14,572
                                                                -------------   -------------   -------------   -------------
      Net investment income (loss)...........................       1,322,444         999,276         530,148          72,570
                                                                -------------   -------------   -------------   -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold...........................       2,327,448       1,331,127       2,718,788         735,184
    Cost of investments sold.................................       2,274,702       1,307,471       2,442,119         624,113
                                                                -------------   -------------   -------------   -------------

      Net realized gain (loss)...............................          52,746          23,656         276,669         111,071
                                                                -------------   -------------   -------------   -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year.................         210,538        (722,729)         11,435               -
    Unrealized gain (loss) end of year.......................        (325,577)        210,538       1,556,758          11,435
                                                                -------------   -------------   -------------   -------------

      Net change in unrealized gain (loss) for the year.....         (536,115)        933,267       1,545,323          11,435
                                                                -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
      resulting from operations..............................         839,075       1,956,199       2,352,140         195,076
                                                                -------------   -------------   -------------   -------------



UNIT TRANSACTIONS:
Participant purchase payments................................       6,059,827       4,746,886       4,657,066       1,616,779
Participant transfers from other Travelers accounts..........      24,607,920       7,974,101      13,282,595       2,517,025
Administrative and asset allocation charges..................        (378,576)       (241,333)        (19,842)         (3,040)
Contract surrenders..........................................      (2,766,214)     (1,059,269)       (244,573)        (27,840)
Participant transfers to other Travelers accounts............      (5,406,419)     (4,153,623)     (5,494,797)     (1,091,336)
Other payments to participants...............................         (87,092)        (46,550)        (12,735)              -
                                                                -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets resulting
      from unit transactions.................................      22,029,446       7,220,212      12,167,714       3,011,588
                                                                -------------   -------------   -------------   -------------

      Net increase (decrease) in net assets..................      22,868,521       9,176,411      14,519,854       3,206,664



NET ASSETS:
    Beginning of year........................................      26,893,408      17,716,997       3,206,664               -
                                                                -------------   -------------   -------------   -------------

    End of year..............................................   $  49,761,929   $  26,893,408   $  17,726,518   $   3,206,664
                                                                =============   =============   =============   =============


7.  SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995 (CONTINUED)


                                                                        G.T. GLOBAL STRATEGIC             SMITH BARNEY HIGH
                                                                           INCOME PORTFOLIO                INCOME PORTFOLIO
                                                                     ----------------------------   ------------------------------
                                                                           1996            1995             1996            1995
                                                                           ----            ----             ----            ----
INVESTMENT INCOME:
Dividends..........................................................  $     24,604    $      6,685   $       37,827    $      6,627
                                                                     ------------    ------------   --------------    ------------

EXPENSES:
Insurance charges..................................................         3,282           1,042            4,845             798
                                                                     ------------    ------------   --------------    ------------
      Net investment income (loss).................................        21,322           5,643           32,982           5,829
                                                                     ------------    ------------   --------------    ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.................................     1,667,070          94,529        1,072,586         228,159
    Cost of investments sold.......................................     1,621,700          88,691        1,053,325         227,132
                                                                     ------------    ------------   --------------    ------------

      Net realized gain (loss).....................................        45,370           5,838           19,261           1,027
                                                                     ------------    ------------   --------------    ------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year.......................         3,386               -            1,184               -
    Unrealized gain (loss) end of year.............................       (17,848)          3,386           (2,005)          1,184
                                                                     ------------    ------------   --------------    ------------

      Net change in unrealized gain (loss) for the year..........         (21,234)          3,386           (3,189)          1,184
                                                                     ------------    ------------   --------------    ------------

Net increase (decrease) in net assets
      resulting from operations....................................        45,458          14,867           49,054           8,040
                                                                     ------------    ------------   --------------    ------------



UNIT TRANSACTIONS:
Participant purchase payments......................................        54,432          53,544          226,871         123,596
Participant transfers from other Travelers accounts................     1,756,446         229,702        1,655,656         263,996
Administrative and asset allocation charges........................          (412)           (234)          (1,354)           (156)
Contract surrenders................................................        (7,171)         (5,779)         (51,914)           (729)
Participant transfers to other Travelers accounts..................    (1,702,483)        (98,667)      (1,339,254)       (239,982)
Other payments to participants.....................................             -               -                -               -
                                                                     ------------    ------------   --------------    ------------

    Net increase (decrease) in net assets resulting
      from unit transactions.......................................       100,812         178,566          490,005         146,725
                                                                     ------------    ------------   --------------    ------------

      Net increase (decrease) in net assets........................       146,270         193,433          539,059         154,765



NET ASSETS:
    Beginning of year..............................................       193,433               -          154,765               -
                                                                     ------------    ------------   --------------    ------------

    End of year....................................................  $    339,703    $    193,433   $      693,824    $    154,765
                                                                     ============    ============   ==============    ============



                                                                                         SMITH BARNEY
                                                                                INTERNATIONAL EQUITY PORTFOLIO
                                                                                ------------------------------
                                                                                      1996            1995
                                                                                      ----            ----
INVESTMENT INCOME:
Dividends..................................................................     $      7,696    $        758
                                                                                ------------    ------------

EXPENSES:
Insurance charges..........................................................           53,797           3,528
                                                                                ------------    ------------
      Net investment income (loss).........................................          (46,101)         (2,770)
                                                                                ------------    ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.........................................        6,766,183         737,524
    Cost of investments sold...............................................        6,469,035         716,941
                                                                                ------------    ------------

      Net realized gain (loss).............................................          297,148          20,583
                                                                                ------------    ------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year...............................           12,644               -
    Unrealized gain (loss) end of year.....................................          232,286          12,644
                                                                                ------------    ------------

      Net change in unrealized gain (loss) for the year.................             219,642          12,644
                                                                                ------------    ------------

Net increase (decrease) in net assets
      resulting from operations............................................          470,689          30,457
                                                                                ------------    ------------



UNIT TRANSACTIONS:
Participant purchase payments..............................................        2,033,617         248,413
Participant transfers from other Travelers accounts........................       14,188,397       1,207,815
Administrative and asset allocation charges................................           (8,206)           (921)
Contract surrenders........................................................         (164,473)         (1,611)
Participant transfers to other Travelers accounts..........................       (9,560,859)       (810,232)
Other payments to participants.............................................                -               -
                                                                                ------------    ------------

    Net increase (decrease) in net assets resulting
      from unit transactions...............................................        6,488,476         643,464
                                                                                ------------    ------------

      Net increase (decrease) in net assets................................        6,959,165         673,921



NET ASSETS:
    Beginning of year......................................................          673,921               -
                                                                                ------------    ------------

    End of year............................................................     $  7,633,086    $    673,921
                                                                                ============    ============

                                                                         SMITH BARNEY INCOME              PUTNAM DIVERSIFIED
                                                                         AND GROWTH PORTFOLIO              INCOME PORTFOLIO
                                                                     ----------------------------    ----------------------------
                                                                           1996            1995            1996            1995
                                                                           ----            ----            ----            ----
INVESTMENT INCOME:
Dividends.........................................................   $    202,899    $     36,534    $    148,080    $     38,421
                                                                     ------------    ------------    ------------    ------------

EXPENSES:
Insurance charges.................................................         61,744           8,818          20,990           3,893
                                                                     ------------    ------------    ------------    ------------
      Net investment income (loss)................................        141,155          27,716         127,090          34,528
                                                                     ------------    ------------    ------------    ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold................................      1,807,050         808,019         156,529         437,525
    Cost of investments sold......................................      1,546,203         774,305         151,221         429,667
                                                                     ------------    ------------    ------------    ------------

      Net realized gain (loss)....................................        260,847          33,714           5,308           7,858
                                                                     ------------    ------------    ------------    ------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year......................        112,139               -          (1,010)              -
    Unrealized gain (loss) end of year............................        569,228         112,139           7,763          (1,010)
                                                                     ------------    ------------    ------------    ------------

      Net change in unrealized gain (loss) for the year..........         457,089         112,139           8,773          (1,010)
                                                                     ------------    ------------    ------------    ------------

Net increase (decrease) in net assets
      resulting from operations...................................        859,091         173,569         141,171          41,376
                                                                     ------------    ------------    ------------    ------------



UNIT TRANSACTIONS:
Participant purchase payments.....................................      3,859,529         685,912       1,118,393         526,594
Participant transfers from other Travelers accounts...............      5,070,905       2,243,499       1,048,706         774,514
Administrative and asset allocation charges.......................         (8,599)         (1,255)         (3,570)           (762)
Contract surrenders...............................................       (120,112)        (15,712)        (46,626)         (1,244)
Participant transfers to other Travelers accounts.................     (2,722,274)       (909,600)       (268,052)       (467,009)
Other payments to participants....................................        (76,042)              -               -               -
                                                                     ------------    ------------    ------------    ------------

    Net increase (decrease) in net assets resulting
      from unit transactions......................................      6,003,407       2,002,844       1,848,851         832,093
                                                                     ------------    ------------    ------------    ------------

      Net increase (decrease) in net assets.......................      6,862,498       2,176,413       1,990,022         873,469



NET ASSETS:
    Beginning of year.............................................      2,176,413               -         873,469               -
                                                                     ------------    ------------    ------------    ------------

    End of year...................................................   $  9,038,911    $  2,176,413    $  2,863,491    $    873,469
                                                                     ============    ============    ============    ============



                                                                MFS TOTAL RETURN PORTFOLIO                   COMBINED
                                                               ----------------------------    ------------------------------------
                                                                     1996            1995             1996               1995
                                                                     ----            ----             ----               ----
INVESTMENT INCOME:
Dividends....................................................  $    330,935    $     75,369    $    215,764,991    $     69,822,353
                                                               ------------    ------------    ----------------    ----------------

EXPENSES:
Insurance charges............................................        86,980          12,224          36,953,737          25,747,007
                                                               ------------    ------------    ----------------    ----------------
      Net investment income (loss)...........................       243,955          63,145         178,811,254          44,075,346
                                                               ------------    ------------    ----------------    ----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold...........................       506,096          41,955         231,887,981         119,495,585
    Cost of investments sold.................................       422,173          37,799         183,031,972          98,687,144
                                                               ------------    ------------    ----------------    ----------------

      Net realized gain (loss)...............................        83,923           4,156          48,856,009          20,808,441
                                                               ------------    ------------    ----------------    ----------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year.................       143,138               -         374,401,124          (8,676,019)
    Unrealized gain (loss) end of year.......................       741,116         143,138         521,188,596         374,401,124
                                                               ------------    ------------    ----------------    ----------------

      Net change in unrealized gain (loss) for the year.....        597,978         143,138         146,787,472         383,077,143
                                                               ------------    ------------    ----------------    ----------------

Net increase (decrease) in net assets
      resulting from operations..............................       925,856         210,439         374,454,735         447,960,930
                                                               ------------    ------------    ----------------    ----------------



UNIT TRANSACTIONS:
Participant purchase payments................................     3,639,739       1,177,680         651,103,231         452,028,311
Participant transfers from other Travelers accounts..........     3,417,517       2,005,961         642,203,572         412,659,453
Administrative and asset allocation charges..................       (11,067)         (1,960)        (13,265,920)         (9,143,467)
Contract surrenders..........................................      (214,865)         (2,761)       (177,909,388)        (88,487,237)
Participant transfers to other Travelers accounts............    (1,085,667)        (95,118)       (532,180,418)       (339,344,437)
Other payments to participants...............................       (19,350)              -          (4,497,399)         (3,565,280)
                                                               ------------    ------------    ----------------    ----------------

    Net increase (decrease) in net assets resulting
      from unit transactions.................................     5,726,307       3,083,802         565,453,678         424,147,343
                                                               ------------    ------------    ----------------    ----------------

      Net increase (decrease) in net assets..................     6,652,163       3,294,241         939,908,413         872,108,273



NET ASSETS:
    Beginning of year........................................     3,294,241               -       2,499,214,376       1,627,106,103
                                                               ------------    ------------    ----------------    ----------------

    End of year..............................................  $  9,946,404    $  3,294,241    $  3,439,122,789    $  2,499,214,376
                                                               ============    ============    ================    ================


8.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U
    FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995




                                                  MANAGED ASSETS TRUST        HIGH YIELD BOND TRUST        CAPITAL APPRECIATION
                                                 ----------------------    ---------------------------  --------------------------
                                                   1996         1995          1996            1995         1996           1995
                                                   ----         ----          ----            ----         ----           ----
Accumulation and annuity units
   beginning of year..........................   61,226,466   63,168,528     5,100,869       5,293,204   50,454,082     43,765,022
Accumulation units purchased and
   transferred from other Travelers accounts..    7,056,977    6,804,157     2,773,552       1,254,645   40,496,725     21,692,792
Accumulation units redeemed and
   transferred to other Travelers accounts....   (8,435,960)  (8,739,735)   (1,894,695)     (1,446,258) (18,749,972)   (14,999,326)
Annuity units.................................      (10,570)      (6,484)         (695)           (722)      (6,132)        (4,406)
                                                 -----------  -----------   -----------     ----------- ------------   ------------
Accumulation and annuity units
   end of year................................   59,836,913   61,226,466     5,979,031       5,100,869   72,194,703     50,454,082
                                                 ===========  ===========   ===========     =========== ============   ============

                                                    U.S. GOVERNMENT             SOCIAL AWARENESS
                                                  SECURITIES PORTFOLIO           STOCK PORTFOLIO             UTILITIES PORTFOLIO
                                                 ----------------------    ---------------------------  --------------------------
                                                    1996         1995          1996            1995         1996           1995
                                                    ----         ----          ----            ----         ----           ----
Accumulation and annuity units
   beginning of year..........................   21,338,806   22,709,043     4,840,885       3,498,916   11,917,700      5,739,775
Accumulation units purchased and
   transferred from other Travelers accounts..    7,912,084    5,969,324     3,822,555       2,357,639    9,642,313     10,825,283
Accumulation units redeemed and
   transferred to other Travelers accounts....  (10,194,741)  (7,339,561)   (2,308,329)     (1,015,670)  (8,301,764)    (4,647,358)
Annuity units.................................       (1,720)           -             -               -            -              -
                                                 -----------  -----------   -----------     ----------- ------------   ------------
Accumulation and annuity units
   end of year................................   19,054,429   21,338,806     6,355,111       4,840,885   13,258,249     11,917,700
                                                 ===========  ===========   ===========     =========== ============   ============


                                                                                                              TEMPLETON ASSET
                                                   TEMPLETON BOND FUND         TEMPLETON STOCK FUND           ALLOCATION FUND
                                                 ----------------------    ---------------------------  --------------------------
                                                    1996         1995          1996            1995         1996           1995
                                                    ----         ----          ----            ----         ----           ----
Accumulation and annuity units
   beginning of year..........................   10,536,435   10,185,995   122,960,800     101,461,716  107,468,938    103,406,989
Accumulation units purchased and
   transferred from other Travelers accounts..    2,880,562    2,985,095    54,933,900      44,948,066   24,240,105     23,794,549
Accumulation units redeemed and
   transferred to other Travelers accounts....   (3,156,084)  (2,633,968)  (23,264,671)    (23,447,028) (17,896,444)   (19,731,907)
Annuity units.................................         (661)        (687)      (15,875)         (1,954)      (3,612)          (693)
                                                 -----------  -----------   -----------     ----------- ------------   ------------
Accumulation and annuity units
   end of year................................   10,260,252   10,536,435   154,614,154     122,960,800  113,808,987    107,468,938
                                                 ===========  ===========  ===========     =========== ============   ============


                                                      FIDELITY'S HIGH             FIDELITY'S GROWTH             FIDELITY'S EQUITY-
                                                     INCOME PORTFOLIO                  PORTFOLIO                INCOME PORTFOLIO
                                                 ----------------------    ---------------------------  --------------------------
                                                   1996          1995          1996            1995         1996           1995
                                                   ----          ----          ----            ----         ----           ----
Accumulation and annuity units
   beginning of year..........................   32,634,690    25,813,287   229,298,932     176,304,261  153,542,685     78,856,048
Accumulation units purchased and
   transferred from other Travelers accounts..   22,738,765    16,940,763   103,421,584      94,357,102   93,862,876     99,568,686
Accumulation units redeemed and
   transferred to other Travelers accounts....  (15,061,159)  (10,116,608)  (57,792,628)    (41,359,028) (41,787,112)   (24,872,561)
Annuity units.................................       (3,684)       (2,752)      (35,822)         (3,403)      17,561         (9,488)
                                                 -----------  -----------   -----------     ----------- ------------   ------------
Accumulation and annuity units
   end of year................................   40,308,612    32,634,690   274,892,066     229,298,932  205,636,010    153,542,685
                                                 ===========  ===========   ===========     =========== ============   ============

8.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U
    FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995 (CONTINUED)


                                                     FIDELITY'S ASSET             DREYFUS STOCK                AMERICAN ODYSSEY
                                                     MANAGER PORTFOLIO              INDEX FUND                 CORE EQUITY FUND
                                                 ------------------------   -------------------------   --------------------------
                                                    1996          1995          1996          1995         1996           1995
                                                    ----          ----          ----          ----         ----           ----
Accumulation and annuity units
   beginning of year..........................   271,006,817   282,474,420    43,246,729    31,599,969  137,330,147    100,081,556
Accumulation units purchased and
   transferred from other Travelers accounts..    43,678,827    58,634,743    36,409,694    19,084,473   65,146,447     54,332,583
Accumulation units redeemed and
   transferred to other Travelers accounts....   (65,621,659)  (70,087,353)  (13,557,720)   (7,437,713) (31,924,219)   (17,083,992)
Annuity units.................................       (14,379)      (14,993)         (858)            -            -              -
                                                 ------------  ------------  ------------   ----------- -----------   -------------
Accumulation and annuity units
   end of year................................   249,049,606   271,006,817    66,097,845    43,246,729  170,552,375    137,330,147
                                                 ============  ============  ============   =========== ===========   =============

                                                     AMERICAN ODYSSEY
                                                 EMERGING OPPORTUNITIES          AMERICAN ODYSSEY             AMERICAN ODYSSEY
                                                         FUND               INTERNATIONAL EQUITY FUND        LONG-TERM BOND FUND
                                                 ------------------------   -------------------------    --------------------------
                                                    1996          1995          1996          1995         1996           1995
                                                    ----          ----          ----          ----         ----           ----
Accumulation and annuity units
   beginning of year..........................   103,824,182    73,837,797    70,364,454    47,095,715  101,376,422     70,927,733
Accumulation units purchased and
   transferred from other Travelers accounts..    71,642,585    51,700,251    67,664,318    33,740,404   58,583,635     41,680,825
Accumulation units redeemed and
   transferred to other Travelers accounts....   (52,589,368)  (21,710,744)  (16,132,926)  (10,471,665) (22,884,869)   (11,232,136)
Annuity units.................................             -        (3,122)            -             -            -              -
                                                 ------------  ------------  ------------   ----------- -----------   -------------
Accumulation and annuity units
   end of year................................   122,877,399   103,824,182   121,895,846    70,364,454  137,075,188    101,376,422
                                                 ============  ============  ============   =========== ===========   =============


                                                    AMERICAN ODYSSEY              AMERICAN ODYSSEY
                                               INTERMEDIATE-TERM BOND FUND     SHORT-TERM BOND FUND      ALLIANCE GROWTH PORTFOLIO
                                               ---------------------------   -------------------------   --------------------------
                                                    1996         1995           1996          1995         1996           1995
                                                    ----         ----           ----          ----         ----           ----
Accumulation and annuity units
   beginning of year..........................    68,877,506   50,402,986    24,416,215    17,610,778    2,498,303              -
Accumulation units purchased and
   transferred from other Travelers accounts..    33,097,050   27,369,748    27,440,823    11,996,257   12,300,233      3,402,780
Accumulation units redeemed and
   transferred to other Travelers accounts....   (23,763,723)  (8,895,228)   (7,780,277)   (5,190,820)  (3,989,840)      (904,477)
Annuity units.................................             -            -             -             -         (135)             -
                                                 ------------  ------------  ------------  ----------- -----------   -------------
Accumulation and annuity units
   end of year................................    78,210,833   68,877,506    44,076,761    24,416,215   10,808,561      2,498,303
                                                 ============  ===========   ===========   =========== ===========   =============


                                                  G.T. GLOBAL STRATEGIC          SMITH BARNEY           SMITH BARNEY INTERNATIONAL
                                                    INCOME PORTFOLIO        HIGH INCOME PORTFOLIO            EQUITY PORTFOLIO
                                                 ------------------------   -------------------------   --------------------------
                                                       1996        1995          1996          1995         1996           1995
                                                       ----        ----          ----          ----         ----           ----
Accumulation and annuity units
   beginning of year..........................       161,842           -       137,755             -      592,682              -
Accumulation units purchased and
   transferred from other Travelers accounts..     1,420,493     254,272     1,608,495       367,626   12,822,567      1,334,884
Accumulation units redeemed and
   transferred to other Travelers accounts....    (1,340,054)    (92,430)   (1,193,655)     (229,871)  (7,637,836)      (742,202)
Annuity units.................................             -           -             -             -            -              -
                                                 ------------  -----------   ----------     ---------   ----------    -----------
Accumulation and annuity units
   end of year................................       242,281     161,842       552,595       137,755    5,777,413        592,682
                                                 ============  ==========    ==========     =========   ==========    ===========

8.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U
    FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995 (CONTINUED)


                                                  SMITH BARNEY INCOME            PUTNAM DIVERSIFIED
                                                  AND GROWTH PORTFOLIO            INCOME PORTFOLIO       MFS TOTAL RETURN PORTFOLIO
                                                ------------------------     -----------------------   ----------------------------
                                                    1996         1995           1996         1995            1996         1995
                                                    ----         ----           ----         ----            ----         ----
Accumulation and annuity units
   beginning of year..........................    1,747,342            -        774,330            -       2,733,609            -
Accumulation units purchased and
   transferred from other Travelers accounts..    6,548,012    2,586,551      1,877,455    1,210,571       5,617,453    2,822,742
Accumulation units redeemed and
   transferred to other Travelers accounts....   (2,161,665)    (839,209)      (277,011)    (436,241)     (1,049,005)     (89,133)
Annuity units.................................         (321)           -              -            -               -            -
                                                ------------  -----------    -----------  -----------   -------------  -----------
Accumulation and annuity units
   end of year................................    6,133,368    1,747,342      2,374,774      774,330       7,302,057    2,733,609
                                                ============  ===========    ===========  ===========   =============  ===========

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Owners of Variable Annuity Contracts of
  The Travelers Fund U for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund U for Variable Annuities as of December 31, 1996, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1996, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund U for Variable Annuities as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 12, 1997

                      This page intentionally left blank.

                            Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                             Hartford, Connecticut





This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund U for Variable Annuities or Fund U's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





VG-FNDU     (Annual)    (12-96)     Printed in U.S.A.